UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Morgens Waterfall Vintiadis & Company Inc.
Address:   600 Fifth Avenue
           New York, NY 10020


Form 13F File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edwin H Morgens

Title:  Chairman

Phone:  212-218-4100

Signature,  Place,  and  Date  of  Signing:

/s/ Edwin H Morgens                New York, New York          August 9, 2012
---------------------------------  -------------------------  -----------------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:  $      321,954
                                         --------------
                                         (In Thousands)

List of Other Included Managers:                   None





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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                    COM              037833100    2,920     5,000 SH       SOLE                    5,000      0    0
ASML HOLDING N V             NY REG SHS       N07059186    1,286    25,000 SH       SOLE                   25,000      0    0
BARNES & NOBLE INC           COM              067774109      938    57,000 SH       SOLE                   57,000      0    0
BIOSCRIP INC                 COM              09069N108    3,344   450,000 SH       SOLE                  450,000      0    0
CALPINE CORP                 COM NEW          131347304    2,642   160,000 SH       SOLE                  160,000      0    0
CELGENE CORP                 COM              151020104    3,060    47,700 SH       SOLE                   47,700      0    0
COMCAST CORP NEW             CL A             20030N101      991    31,000 SH       SOLE                   31,000      0    0
DUSA PHARMACEUTICALS INC     COM              266898105    7,037 1,348,000 SH       SOLE                1,348,000      0    0
E M C CORP MASS              COM              268648102    2,435    95,000 SH       SOLE                   95,000      0    0
EBAY INC                     COM              278642103      714    17,000 SH       SOLE                   17,000      0    0
FACEBOOK INC                 CL A             30303M102      762    24,500 SH       SOLE                   24,500      0    0
FAMILY DLR STORES INC        COM              307000109    2,659    40,000 SH       SOLE                   40,000      0    0
FELCOR LODGING TR INC        COM              31430F101    4,230   900,000 SH       SOLE                  900,000      0    0
FORTINET INC                 COM              34959E109      464    20,000 SH       SOLE                   20,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,488   219,454 SH       SOLE                  219,454      0    0
HCA HOLDINGS INC             COM              40412C101    1,826    60,000 SH       SOLE                   60,000      0    0
INSULET CORP                 COM              45784P101    7,323   342,700 SH       SOLE                  342,700      0    0
ISHARES TR                   RUSSELL 2000     464287655  238,680 3,000,000 SH  CALL SOLE                        0      0    0
LILLY ELI & CO               COM              532457108    3,004    70,000 SH       SOLE                   70,000      0    0
MAKO SURGICAL CORP           COM              560879108    2,305    90,000 SH       SOLE                   90,000      0    0
MARRIOTT INTL INC NEW        CL A             571903202    3,920   100,000 SH       SOLE                  100,000      0    0
MICRON TECHNOLOGY INC        COM              595112103      883   140,000 SH       SOLE                  140,000      0    0
ORASURE TECHNOLOGIES INC     COM              68554V108    3,653   325,000 SH       SOLE                  325,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   10,016   643,300 SH       SOLE                  643,300      0    0
QUALCOMM INC                 COM              747525103    3,341    60,000 SH       SOLE                   60,000      0    0
QUESTCOR PHARMACEUTICALS INC COM              74835Y101    3,993    75,000 SH       SOLE                   75,000      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739      266    15,000 SH       SOLE                   15,000      0    0
SANDISK CORP                 COM              80004C101      365    10,000 SH       SOLE                   10,000      0    0
SKYWORKS SOLUTIONS INC       COM              83088M102      656    24,000 SH       SOLE                   24,000      0    0
SOURCEFIRE INC               COM              83616T108      463     9,000 SH       SOLE                    9,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    5,216 1,600,000 SH       SOLE                1,600,000      0    0
TRANSDIGM GROUP INC          COM              893641100    1,074     8,000 SH       SOLE                    8,000      0    0
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